Consolidated Statement of Cash Flows Statement - CAD ($) $ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Operating activities
Net income		$ 318.9	[1],[2]	$ 340.1
Adjustments for:
Depreciation and amortization		305.4	[2]	217.2
Share of after tax profit of equity accounted investees		(27.5)	[2]	(33.4)
Deferred income taxes		2.9	[2]	(23.1)
Investment tax credits		9.0	[2]	8.2
Impairment of goodwill		37.5	[2]	0.0
Share-based payments expense		14.5	[2]	9.3
Defined benefit pension plans		15.1	[2]	14.8
Other non-current liabilities		(39.2)	[2]	(30.3)
Derivative financial assets and liabilities – net		15.3	[2]	(5.8)
Other		(54.6)	[2]	(1.8)
Changes in non-cash working capital		(52.2)	[2]	35.2
Net cash provided by operating activities		545.1	[2]	530.4
Investing activities
Business combinations, net of cash acquired		(10.1)	[2]	(827.8)
Acquisition of investment in equity accounted investees		(113.5)	[2]	0.0
Addition of assets through the monetization of royalties		0.0	[2]	(202.7)
Additions to property, plant and equipment		(283.4)	[2]	(251.8)
Proceeds from disposal of property, plant and equipment		0.5	[2]	2.7
Capitalized development costs		(100.6)	[2]	(86.6)
Net payments to equity accounted investees		(9.9)	[2]	(37.7)
Dividends received from equity accounted investees		22.6	[2]	22.0
Other		(1.5)	[2]	2.7
Net cash used in investing activities		(495.9)	[2]	(1,379.2)
Financing activities
Net proceeds from borrowing under revolving credit facilities		708.2	[2]	0.0
Proceeds from long-term debt		167.6	[2]	955.3
Repayment of long-term debt		(233.0)	[2]	(72.7)
Repayment of lease liabilities		(79.8)	[2]	(22.0)
Dividends paid		(110.9)	[2]	(99.9)
Issuance of common shares		26.6	[2]	18.3
Repurchase and cancellation of common shares		(49.6)	[2]	(94.4)
Changes in restricted cash		15.7	[2]	0.0
Other		(1.4)	[2]	5.7
Net cash provided by financing activities		443.4	[2]	690.3
Effect of foreign exchange rate changes on cash and cash equivalents		7.8	[2]	(6.9)
Net increase (decrease) in cash and cash equivalents		500.4	[2]	(165.4)
Cash and cash equivalents, beginning of year		446.1	[2]	611.5
Cash and cash equivalents, end of year	[2]	$ 946.5	[3]	$ 446.1

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[2]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[3]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.